Shareholder Report, Holdings (Details) - C000217970	Dec. 31, 2024
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.40%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.40%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.10%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.90%
FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	7.70%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Trusts & Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%